Non-controlling interests	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Non-controlling interests
11. Non-controlling interests
The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests (“NCI”). The amounts disclosed for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.

December 31, 2019	Hellas	Deva
NCI percentage	5%	19.5%

Current assets	$67,902	$1,867
Non-current assets	1,858,544	415,149
Current liabilities	(1,050,952)	(312)
Non-current liabilities	(405,318)	(294,493)
Net assets	$470,176	$122,211

Carrying amount of NCI	$13,362	$42,903

Cash flows (used in) generated from operating activities	$(215)	$(4,856)
Cash flows used in investing activities	(45,216)	(15)
Cash flows generated from (used in) financing activities	50,026	4,803
Net increase (decrease) in cash and cash equivalents	$4,595	$(68)

Revenue	$140,156	$—
Net loss and comprehensive loss	(107,758)	(6,494)
Net loss allocated to NCI	(5,388)	(1,266)
Dividends paid to NCI	—	—

December 31, 2018	Hellas	Deva
NCI percentage	5%	19.5%

Current assets	$78,308	$2,177
Non-current assets	1,846,952	414,330
Current liabilities	(191,936)	(536)
Non-current liabilities	(1,181,693)	(289,134)
Net assets	$551,631	$126,837

Carrying amount of NCI	$17,619	$44,169

Cash flows used in operating activities	$(66,135)	$(16,695)
Cash flows used in investing activities	(80,306)	(419)
Cash flows generated from financing activities	133,520	15,218
Net increase (decrease) in cash and cash equivalents	$(12,921)	$(1,896)

Revenue	$110,488	$—
Net loss and comprehensive loss	(298,272)	(14,100)
Net loss allocated to NCI	(14,913)	(2,750)
Dividends paid to NCI	—	—

Net loss allocated to NCI in the consolidated statement of operations includes $247 related to non-material subsidiaries (2018 – $84). The carrying value of the NCI related to non-material subsidiaries is $3,039 (2018 – $1,626).